FOIA CONFIDENTIAL TREATMENT REQUEST

13FCON P 5/15/06

RECD S.E.C.
MAY 13 2005
1080

[redacted]

05077019

United States
Securities and Exchange Commission
Washington, DC 20549

FORM 13F COVER PAGE

CONFIDENTIAL TREATMENT EXPIRED

Report for the Quarter Ended: March 31, 2005

Check here if amendment [ ]; Amendment Number: ___
This Amendment (Check only one):
[ ] is a restatement
[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: UBS Securities LLC
Address: 677 Washington Boulevard
Stamford, CT 06901

PROCESSED
AUG 01 2006
THOMSON FINANCIAL

13F File Number: 28-7346

The institutional investment manager filing this report and the persons by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons signing this Report on behalf of Reporting Manager:

Name: Jeffrey Hersch
Title: Managing Director
Phone: (203) 719-7365

Signature, Place, and Date of Signing:

Jeffrey Hersch
May 12, 2005
Stamford, Connecticut

FOIA CONFIDENTIAL TREATMENT REQUEST

Name: Jeffery H. Laska
Title: Director
Phone: (203) 719-6871

Signature, Place, and Date of Signing:

Jeffery H. Laska
May 12, 2005
Stamford, Connecticut

Report Type (Check only one):

[x] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

Report Summary

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 3

Form 13F Information Table Value Total: $ 33,486,000

List of Other Included Managers: NONE

FOIA CONFIDENTIAL TREATMENT REQUEST

Column 1	Column 2	Column 3	Column 4	Column 5			Column 6	Column 7	Column 8		
Name of Issuer	Title of Class	CUSIP	Value x $1000	Shrs or prn amt	SH/ PRN	Put/ Call	Invest-ment Discre-tion	Other Managers	Voting authority		
									Sole	Shared	None
BEVERLY ENTERPRISES INC	COM NEW	087851309	$14,769	1,193,000	SH		SOLE		1,193,000		
INSIGHT COMMUNICATIONS INC	CL A	45768V108	$17,410	1,469,200	SH		SOLE		1,469,200		
NEIGHBORCARE INC	COM	64015Y104	$31,307	1,070,314	SH		SOLE		1,070,314		